Accounts Receivable, net (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Concentration Risk, Customer	Concentration of credit risk with respect to accounts receivable is limited due to the Company’s large number of customers, who are internationally dispersed and have a variety of end markets in which they sell. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company’s trade receivables
Customer 1 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	20.90%	23.30%	31.70%
Customer 2 [Member]
Product Information [Line Items]
Concentration Risk, Percentage	13.40%	10.30%